Expense Example, No Redemption {- Fidelity Advisor Multi-Asset Income Fund} - 12.31 Fidelity Advisor Multi-Asset Income Fund AMCIZ PRO-13 - Fidelity Advisor Multi-Asset Income Fund	Mar. 01, 2021 USD ($)
Fidelity Advisor Multi-Asset Income Fund: Class A
Expense Example, No Redemption:
1 Year	$ 508
3 Years	741
5 Years	994
10 Years	1,716
Fidelity Advisor Multi-Asset Income Fund: Class M
Expense Example, No Redemption:
1 Year	508
3 Years	741
5 Years	994
10 Years	1,716
Fidelity Advisor Multi-Asset Income Fund: Class C
Expense Example, No Redemption:
1 Year	187
3 Years	579
5 Years	995
10 Years	2,159
Fidelity Advisor Multi-Asset Income Fund-Class I
Expense Example, No Redemption:
1 Year	85
3 Years	265
5 Years	460
10 Years	1,025
Fidelity Advisor Multi-Asset Income Fund: Class Z
Expense Example, No Redemption:
1 Year	78
3 Years	245
5 Years	427
10 Years	$ 953